Note O - Parent Company Only Condensed Financial Information (Details) - Condensed Statements of Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Expenses:
Interest on subordinated debentures	$ 265	$ 789	$ 1,089
Income tax benefit	2,939	2,762	2,063
Net Income	8,112	7,052	5,835
Parent Company [Member]
Income:
Interest on notes	85	114	134
Other operating income	68	84	65
Dividends from subsidiaries	8,500	4,500	3,500
Expenses:
Interest on notes	86	114	134
Interest on subordinated debentures	265	789	1,089
Operating expenses	456	364	287
Income before income taxes and equity in undistributed earnings of subsidiaries	7,846	3,431	2,189
Income tax benefit	214	355	439
Equity in undistributed earnings of subsidiaries	52	3,266	3,207
Net Income	$ 8,112	$ 7,052	$ 5,835